Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net (loss) income	$ (4,457,396)	$ 5,528,308	$ 8,485,910	$ 2,318,578
Adjustment to reconcile net income to net cash used in operating activities:
Income from cash and investments held in Trust Account	(1,829,595)	(1,038,563)	(4,004,716)	(20,384)
Change in fair value of derivative warrant liabilities	295,500	(5,417,500)	(5,713,000)	(4,728,000)
Change in fair value of working capital loan – related party	(800)		800
Stock Compensation Expense	3,483,444
Gain from extinguishment of deferred underwriting commissions	(362,250)
Offering costs – derivative warrant liabilities				590,295
Changes in operating assets and liabilities:
Prepaid expenses	(1,645)	85,416	197,500	(205,776)
Accounts payable	1,723,402	(12,883)	(58,116)	588,577
Accrued expenses	550,980	365,593	517,614	84,407
Deferred legal fees		8,210	8,210	168,772
Net cash used in operating activities	(598,360)	(481,419)	(565,798)	(1,203,531)
Cash Flows from Investing Activities:
Cash deposited in Trust Account				(287,500,000)
Cash withdrawn from Trust Account in connection with redemption	273,410,361
Net cash provided by investing activities	273,410,361			(287,500,000)
Cash Flows from Financing Activities:
Payment of note payable to related party				(78,625)
Proceeds received from initial public offering, gross				287,500,000
Proceeds received from private placement				8,000,000
Redemption of Class A ordinary shares	(273,410,361)
Proceeds from issuance of working capital loan to related party	594,000
Offering costs paid		(75,000)	(75,000)	(6,155,498)
Proceeds received from related party working capital loan			100,000
Net cash used in financing activities	(272,816,361)	(75,000)	25,000	289,265,877
Net change in cash	(4,360)	(556,419)	(540,798)	562,346
Cash – beginning of the period	21,548	562,346	562,346
Cash – end of the period	17,188	5,927	21,548	562,346
Supplemental disclosure of noncash financing activities:
Accounts payable paid by the Sponsor	20,930
Forgiveness of deferred underwriting fee payable allocated to Class A ordinary shares	$ 9,700,250
Supplemental disclosure of noncash financing activities:
Offering costs included in accrued expenses				75,000
Offering costs paid by related party under note payable				35,000
Deferred underwriting commissions				$ 10,062,500